Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Rate Reconciliation Pursuant to the Disclosure Requirements

Below is a tabular rate reconciliation pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	RMB	%
PRC statutory income tax rates	31,486,900	25.00%
Effect of expenses not deductible for tax purposes	419,006	0.33%
Effect of additional deduction of research and development expense	(4,147,482)	(3.29)%
Effect of income tax exemptions and reliefs	249,076	0.20%
Recovery from deferred income tax assets	(3,055,163)	(2.43)%
Effect of valuation allowance on deferred income tax assets	29,337,978	23.30%
Income tax difference under different tax jurisdictions*	(54,290,315)	(43.11)%
Total	—	(0.00)%

*	Substantially all the income tax difference under different tax jurisdictions was generated from BVI entities.

Below is a reconciliation between the effective income tax rate and the PRC statutory income tax rate for the years ended December 31, 2023 and 2024:

	For the Years Ended December 31,
	2023	2024
PRC statutory income tax rates	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.42)%	(0.28)%
Effect of additional deduction of research and development expense	5.98%	5.90%
Effect of income tax exemptions and reliefs	(5.71)%	(0.39)%
Recovery from deferred income tax assets	0.05%	0.22%
Effect of valuation allowance on deferred income tax assets	(23.52)%	(26.29)%
Income tax difference under different tax jurisdictions	(1.37)%	(4.16)%
Total	0.01%	0.00%

Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense (benefit) - PRC	(17,394)	—	—
Current income tax expense (benefit) - Foreign	—	—	—
Deferred income tax expense	—	—	—
Income tax expense (benefit)	(17,394)	—	—

Schedule of PRC and International Components of Income (Loss) Before Income Taxes

 PRC and international components of income (loss) before income taxes were comprised of the following for the periods indicated:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(209,783,759)	(88,852,369)	(97,453,535)
Foreign	(44,585,689)	(30,686,680)	223,401,133
Income (loss) before income tax provision	(254,369,448)	(119,539,049)	125,947,598

Schedule of Deferred Tax Assets

Significant component of deferred tax assets are as follows:

	As of December 31,
	2024	2025
Net operating loss carryforward	98,783,665	118,846,734
Accrued expense and others	9,688,509	(3,698,621)
Inventory impairment	50,475,875	50,576,626
Deferred tax assets	158,948,049	165,724,739
Less: valuation allowance	(158,948,049)	(165,724,739)
Deferred tax assets	—	—